Stock Options and Warrants (Details Textual)							1 Months Ended					5 Months Ended	6 Months Ended		12 Months Ended
	May. 07, 2015 USD ($) $ / shares shares	May. 07, 2015 USD ($) $ / shares shares	Dec. 15, 2014 $ / shares shares	Dec. 01, 2014 USD ($) $ / shares shares	Nov. 26, 2014 USD ($) $ / shares shares	Sep. 22, 2014 USD ($) $ / shares shares	Apr. 23, 2015 USD ($) $ / shares shares	Apr. 30, 2014 USD ($) Employees $ / shares shares	Nov. 30, 2013 $ / shares shares	Aug. 31, 2013 $ / shares shares	Apr. 30, 2013 $ / shares shares	Dec. 31, 2014 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Mar. 25, 2015 shares	Jul. 31, 2013 $ / shares	Jul. 01, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common shares authorized to purchase																			280,000
Number of shares available for future grant												16,000			16,000
Remaining weighted-average vesting period													1 year 9 months 18 days		3 years 10 months 21 days
Shares outstanding under the plan, value | $												$ 4,000,000	$ 2,800,000		$ 4,000,000
Vesting period of options granted															3 years
Description of granted options vesting right													Options granted prior to November 2014 vest over a 2.8 to 3 year period, with 33% of the options vesting three to six months after grant and the remainder ratably over the vesting term. Options granted after November 2014 typically vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.
Stock repurchased during period, Value | $															$ 92
Stock repurchased during period, Shares															1,840
Weighted average remaining life of warrants													4 years 6 months		4 years 4 days
Weighted Average Excerise Price, Reissued | $ / shares															$ 17.50
Cancellation and reissuance of options															172,200
Stock-based compensation | $													$ 741,000	$ 2,369,000	$ 3,460,000	$ 1,729,000
Warrants issued				8,462
Fair value of warrants | $												$ (848,000)	$ 277,000
Exercise price per share | $ / shares				$ 25.00									$ 17.81		$ 11.50
Sale of stock, per share | $ / shares						$ 0.15			$ 50.00	$ 37.50	$ 37.50							$ 37.50
Issuance of common shares						533,334			30,000	8,260	37,340
Common stock authorized shares												4,000,000	4,000,000		4,000,000	200,000,000
Common stock issued in partial settlement of the claim from two investors | $				$ 246,000
Warrants outstanding | $													$ 339,043
2014 Services Warrants - April [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share | $ / shares															$ 11.50
2014 Convertible Notes Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share | $ / shares															$ 39.00
2013 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common shares authorized to purchase																			420,000
Weighted Average Excerise Price, Reissued | $ / shares								$ 17.50
Cancellation and reissuance of options								172,200
Reissuance of stock options description								Each reissued stock option grant had 15% of the stock option vesting immediately and the remainder in 1/36th in monthly increments over the next three years.
Fair Value of cancelled and reissued options | $								$ 840,000
Number of employees affected | Employees								21
Issuance of common shares														134,536
2013 Equity Incentive Award Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized shares																	280,000
Increase in common stock authorized shares																	420,000
2015 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized shares													300,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted-average vesting period													3 years
Term of options granted															7 years
Percentage of options vesting															100.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted-average vesting period													2 years 9 months 18 days
Term of options granted															5 years
Percentage of options vesting															15.00%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	83,518	5,514	19,232	19,232	6,500	26,500	136,267
Warrant issued value | $					$ 43,000	$ 296,000
Fair value of warrants | $													$ 278,000
Exercise price per share | $ / shares	$ 12.50	$ 12.50	$ 25.00	$ 39.00	$ 25.00	$ 25.00	$ 12.50
Issuance of common shares													(81,942)
Common stock issued in partial settlement of the claim from two investors | $	$ 2,139,000	$ 56,000		$ 246,000			$ 2,139,000
Convertible Notes Warrants [Member] | 2014 Convertible Notes Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of warrants exercise price															the Company is obligated to reduce the exercise price of the Convertible Notes Warrants to an exercise price at, or below the new issuance price. On September 22, 2014, the Company issued 533,334 shares of common stock at a price per share of $7.50 as described in Note 11 above. In conjunction with this issuance, the Company received a waiver from the warrant holders which waived the reset of their exercise price which would have been to $7.50 per share. The terms of the waiver required the Company to reduce the warrant exercise price to $25.00 per share, from $39.00 per share and also required the Company to make a further adjustment to the exercise price on March 22, 2015. On that date, the Company is obligated to reset the warrant exercise price to the lower of the current exercise price of $25.00 per warrant, or to an exercise price equivalent to 70% of the weighted average price of the Company's common stock for the preceding 10 trading days prior to March 24, 2015. The Company currently accounts for the Convertible Notes Warrants as derivative liabilities. On March 24, 2015 the Company adjusted the exercise price of the Convertible Notes Warrants to $5.50 per share. Issuances of future securities below $5.50 per share would require an additional reduction in the Convertible Notes Warrants exercise price.
Convertible Notes Warrants [Member] | 2014 Services Warrants - September [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $						$ 6,000
Warrant issued value | $						$ 131,000